Summary of Significant Accounting Policies - Schedule of Cash Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 184,225	$ 146,852
Restricted cash	1,274	100,475	$ 1,875
Total cash, cash equivalents and restricted cash	$ 185,499	$ 247,327	$ 218,546